LONG-TERM DEBT (Details Narrative) - Tlc Water Rights Agreement [Member] - Promissory Note [Member]	Sep. 30, 2020 CAD ($)	Sep. 30, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Borrowing	$ 1,363,613	$ 1,035,000
Annual installments payment	$ 328,561	$ 258,750
Accrued interest rate	5.00%	5.00%
Debt discount rate	15.00%	15.00%